STOCK OPTIONS (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options And Restricted Stock
Weighted-average grant-date fair value of stock options granted	$ 3.37		$ 16.60
Share-based compensation expense	$ 554,000	$ 720,000
Total unrecognized compensation expense	1,149,000		2,097,000
Total reserved for stock options and restricted stock	313,000
Additional paid-in capital and non-cash compensation expense			938,537	836,866	164,810
Plan2003Member
Stock Options And Restricted Stock
Total reserved for stock options and restricted stock	160,000		160,000
Net restricted stock issued net of cancellations	(31,125)		(31,125)
Common Stock Outstanding			821,125
Plan2008Member
Stock Options And Restricted Stock
Total reserved for stock options and restricted stock	10,000,000		10,000,000
Net restricted stock issued net of cancellations	$ (320,978)		$ (256,891)
Common Stock Outstanding			444,224